Shareholder Fees	Jul. 29, 2025
Aristotle Core Income Fund | Aristotle Core Income Fund Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Aristotle Core Income Fund | Aristotle Core Income Fund Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Aristotle Core Income Fund | Aristotle Core Income Fund Class I-2
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Aristotle High Yield Bond Fund | Aristotle High Yield Bond Fund Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Aristotle High Yield Bond Fund | Aristotle High Yield Bond Fund Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
Aristotle High Yield Bond Fund | Aristotle High Yield Bond Fund Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Aristotle High Yield Bond Fund | Aristotle High Yield Bond Fund Class I-2
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Aristotle Strategic Income Fund | Aristotle Strategic Income Fund Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Aristotle Strategic Income Fund | Aristotle Strategic Income Fund Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
Aristotle Strategic Income Fund | Aristotle Strategic Income Fund Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Aristotle Strategic Income Fund | Aristotle Strategic Income Fund Class I-2
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%